Employee Compensation - Summary of Changes in Number of Key Assumption (Parenthetical) (Detail)	Nov. 01, 2021
Scenario, Forecast [Member] | 2041 | Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate	4.00%